Business acquisitions and development projects	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Acquisition of New Hampshire Gas
Subsequent to year-end , the Distribution Group completed the acquisition of New Hampshire Gas, a regulated propane gas distribution utility located in Keene, New Hampshire. The New Hampshire Gas System services approximately 1,200 propane gas distribution customers. Total purchase price for the New Hampshire Gas System is approximately U.S. $3,047, subject to certain closing adjustments.

(b)	Agreement to acquire Park Water System
On September 19, 2014, the Company entered into an agreement to acquire the regulated water distribution utility Park Water Company (“Park Water System”). Park Water System owns and operates three regulated water utilities engaged in the production, treatment, storage, distribution, and sale of water in Southern California and Western Montana. Total consideration for the utility purchase is expected to be approximately U.S. $327,000, which includes the assumption of approximately U.S. $77,000 of existing long-term utility debt and is subject to certain working capital and other closing adjustments. Closing of the transaction is subject to certain conditions including state and federal regulatory approval, and is expected to occur in the latter half of 2015.

(c)	Development of Bakersfield Solar Project
During the year, the Company constructed a 20 MWac solar powered generating facility located in Kern County, California. As of December 31, 2014, the Company has incurred U.S $56,814 in the development and construction of the solar energy project which is recorded as property, plant and equipment. The facility was placed in service on December 31, 2014. Sales of power to the utility under the power purchase agreement is planned for early 2015.
On August 13, 2014, the Generation Group entered into a definitive partnership agreement with a third-party (the "Tax Investor"). It is anticipated that approximately U.S. $22,800 will be funded by the Tax Investor. With its partnership interest, the Tax Investor will receive the majority of the tax attributes associated with the project. The Tax Equity investment as of December 31, 2014 is U.S. $10,470.
Under certain conditions, the Tax Investor has the right to withdraw from the Bakersfield Solar Project and require the Company to redeem its interests for cash over a contractual payment period. As a result, the Company accounts for this interest as temporary equity and records this interest outside of permanent equity on the consolidated balance sheets as "Redeemable non-controlling interest". The Company records temporary equity at issuance based on cash received less any transaction costs. As of December 31, 2014, transaction costs of $956 have been recorded as a reduction to Redeemable non-controlling interest.
At each balance sheet date, the Company will reevaluate the classification of its redeemable instrument, as well as the probability of redemption. If the redemption amount is probable or currently redeemable, the Company will record the instruments at its redemption value. Increases or decreases in the carrying amount of a redeemable instrument will be recorded within accumulated deficit. Redemption is not considered probable as of December 31, 2014.

(d)	Commercial operation of Saint-Damase Wind Facility
Saint-Damase is a 24 MW wind powered generating facility located near St. Damase, Quebec which achieved commercial operation on December 2, 2014. Total net book value of generating assets of Saint-Damase amounts to $69,655. Property, plant and equipment are amortized over the estimated useful life of the assets using the straight-line method. The weighted average useful life of the Saint-Damase Wind Generating Facility is 35 years.

3.	Business acquisitions and development projects (continued)

(e)	Commercial operation of Cornwall Solar Facility
On March 27, 2014, the Cornwall Solar Facility, a 10 MWac solar powered generating facility located near Cornwall, Ontario, commenced commercial operations. The Company invested $41,551 in the development and construction of the solar energy project which is recorded as property, plant and equipment, as well as additional amounts related to development rights and other intangible assets, for a total investment of $47,561. Property, plant and equipment are amortized over the estimated useful life of the assets using the straight-line method. The weighted average useful life of the Cornwall Solar Powered Facility is 33 years.

(f)	Acquisition of White Hall Water System
On May 30, 2014, the Distribution Group acquired the assets of the White Hall Water System, a regulated water distribution and wastewater treatment utility located in White Hall, Arkansas. The White Hall Water System serves approximately 1,900 water distribution and 2,400 wastewater treatment customers. Total purchase price for the White Hall Water System assets, adjusted for certain working capital and other closing adjustments, is approximately U.S. $4,499.

(g)	Acquisition of non-controlling interest in U.S. Wind farms
On March 31, 2014, the Company acquired the 40% interest in Wind Portfolio SponsorCo, LLC ("Wind Portfolio SponsorCo") from Gamesa Corporación Tecnológica, S.A. for approximately U.S. $115,000. Wind Portfolio SponsorCo indirectly holds the interests in Sandy Ridge, Senate and Minonk Wind acquired in 2012. As a result of the transaction, the Generation Group now owns 100% of Wind Portfolio SponsorCo's Class B partnership units resulting in the elimination of the non-controlling interest in respect of the Class B partnership units of Wind Portfolio SponsorCo as follows:

Elimination of non-controlling interest in Class B partnership units	$205,796
Non-controlling interest portion of currency translation adjustment recorded to AOCI	(21,029)
Non-controlling interest portion of unrealized gain on cash flow hedges recorded to AOCI	(2,543)
Decrease in deferred income tax asset	(32,551)
Additional paid-in capital	(22,552)
Cash	$127,121

(h)	Acquisition of New England Gas System
On December 20, 2013, the Company acquired certain regulated natural gas distribution utility assets (the “New England Gas System”) located in the State of Massachusetts. Total purchase price for the New England Gas System, net of the debt assumed, is $67,010 (U.S. $62,745), including the purchase price adjustment of U.S. $3,108 finalized in Q2 2014.

3.	Business acquisitions and development projects (continued)

(h)	Acquisition of New England Gas System (continued)
In 2014, the Company received additional information which was used to refine the estimates for fair value of assets acquired and liabilities assumed. The carrying value of those assets and liabilities were retrospectively adjusted to the amounts detailed in the table below. The key adjustments were an increase to the regulatory asset for pension of U.S. $4,642, a decrease of property, plant and equipment of U.S. $1,190, an increase of the environmental obligation of U.S. $4,408 and an increase of the pension obligation of U.S. $772.

Working capital	$7,543
Restricted cash	595
Property, plant and equipment	83,365
Regulatory assets	52,601
Other assets	1,221
Long-term debt	(25,349)
Regulatory liabilities	(9,874)
Pension and OPEB	(26,184)
Environmental obligation	(14,933)
Deferred income tax liability, net	(1,158)
Other liabilities	(817)
Total net assets acquired	$67,010

The determination of the fair value is based upon management’s estimates and assumptions with respect to the fair values of the assets acquired and liabilities assumed.
Property, plant and equipment are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of the New England Gas System assets is 31 years.
All costs related to the acquisition have been expensed through the consolidated statements of operations.
The New England Gas System contributed revenue of $91,782 (2013 - $3,582) and net earnings of $10,819 (2013 - $1,153) to the Company’s consolidated financial results for 2014.

(i)	Acquisition of Shady Oaks Wind Facility
Effective January 1, 2013, the Company acquired the 109.5 MW Shady Oaks wind-powered generating facility (“Shady Oaks Wind Facility”). The purchase agreement provides for final purchase price adjustments based on working capital at the acquisition date, energy generated by the project and basis differences between the relevant node and hub prices which are expected to be finalized in 2015. Changes in measurement of the final purchase price adjustment subsequent to December 31, 2013, the end of the business combination measurement period, are recorded in current period operations. To that effect, a gain of U.S. $1,133 was recognized in 2014.